Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Other financial assets measured at amortized cost
DisclosureOf Other Assets [Line Items]
Disclosure Of Other Assets Explanatory
USD million	31.12.19	31.12.18
Debt securities	14,141	13,562
of which: government bills / bonds	8,492	8,778
Loans to financial advisors[1]	2,877	3,291
Fee- and commission-related receivables	1,521	1,643
Finance lease receivables[2]	1,444	1,091
Settlement and clearing accounts	587	1,050
Accrued interest income	742	694
Other	1,669	1,233
Total other financial assets measured at amortized cost	22,980	22,563
1 Related to financial advisors in the US and Canada. 2 Upon adoption of IFRS 16 on 1 January 2019, Finance lease receivables increased by USD 176 million. Refer to Note 1 for more information.

Other non-financial assets
DisclosureOf Other Assets [Line Items]
Disclosure Of Other Assets Explanatory
USD million	31.12.19	31.12.18
Precious metals and other physical commodities	4,597	4,298
Bail deposit[1]	1,293	1,312
Prepaid expenses	927	990
VAT and other tax receivables	493	334
Properties and other non-current assets held for sale	199	82
Other	346	395
Total other non-financial assets	7,856	7,410
1 Refer to item 1 in Note 21b for more information.

UBS AG | Other financial assets measured at amortized cost
DisclosureOf Other Assets [Line Items]
Disclosure Of Other Assets Explanatory
USD million	31.12.19	31.12.18
Debt securities	14,141	13,562
of which: government bills / bonds	8,492	8,778
Loans to financial advisors[1]	2,877	3,291
Fee- and commission-related receivables	1,520	1,644
Finance lease receivables[2]	1,444	1,091
Settlement and clearing accounts	587	1,039
Accrued interest income	742	700
Other	1,701	1,310
Total other financial assets measured at amortized cost	23,012	22,637
1 Related to financial advisors in the US and Canada. 2 Upon adoption of IFRS 16 on 1 January 2019, Finance lease receivables increased by USD 176 million. Refer to Note 1 for more information.

UBS AG | Other non-financial assets
DisclosureOf Other Assets [Line Items]
Disclosure Of Other Assets Explanatory
USD million	31.12.19	31.12.18
Precious metals and other physical commodities	4,597	4,298
Bail deposit[1]	1,293	1,312
Prepaid expenses	687	731
VAT and other tax receivables	436	282
Properties and other non-current assets held for sale	199	82
Other	335	358
Total other non-financial assets	7,547	7,062
1 Refer to item 1 in Note 21b for more information.